(2) PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPresentationOfConsolidatedFinancialStatementsLineItems [Line Items]
Net operating revenue	R$ 29,932,474	R$ 28,136,627	R$ 26,744,905
Cost of electric energy services
Cost of electric energy	(18,370,994)	(17,838,165)	(16,901,518)
Cost of operation	(2,894,165)	(2,733,754)	(2,771,145)
Cost of services rendered to third parties	(2,089,732)	(1,775,339)	(2,074,611)
Gross profit	6,577,583	5,789,369	4,997,632
Operating expenses
Sales expenses		(608,184)	(590,232)
General and administrative expenses	(1,027,230)	(987,291)	(947,072)
Other Operating Expense	(486,993)	(485,427)	(438,494)
Income from electric energy services	4,363,450	3,708,467	3,021,834
Equity interests in subsidiaries, associates and joint ventures	349,090	334,198	312,390
Finance income (expenses)
Finance income	903,575	762,413	880,314
Finance expenses	(1,629,822)	(1,865,100)	(2,367,868)
Finance income (expenses)	(726,247)	(1,102,687)	(1,487,554)
Profit before taxes	3,986,293	2,939,977	1,846,670
Social contribution	(336,610)	(213,673)	(168,728)
Income tax	(901,386)	(560,310)	(434,901)
Total income tax and social contributions	(1,237,996)	(773,982)	(603,629)
Profit for the year	2,748,297	2,165,995	1,243,042
Profit attributable to the owners of the Company	2,702,671	2,058,040	1,179,750
Profit attributable to noncontrolling interests	R$ 45,626	R$ 107,955	R$ 63,292
Basic earnings per share attributable to owners of the Company (in R$ per shares):	R$ 2.48	R$ 2.02	R$ 1.16
Diluted earnings per share attributable to owners of the Company (in R$ per shares):	R$ 2.47	R$ 2.01	R$ 1.16
Originally Disclosed [Member]
DisclosureOfPresentationOfConsolidatedFinancialStatementsLineItems [Line Items]
Net operating revenue		R$ 28,136,627	R$ 26,744,905
Cost of electric energy services
Cost of electric energy		(17,838,165)	(16,901,518)
Cost of operation		(2,733,754)	(2,771,145)
Cost of services rendered to third parties		(1,775,339)	(2,074,611)
Gross profit		5,789,369	4,997,631
Operating expenses
Sales expenses		(608,184)	(590,232)
General and administrative expenses		(987,291)	(947,072)
Other Operating Expense		(485,427)	(438,494)
Income from electric energy services		3,708,467	3,021,833
Equity interests in subsidiaries, associates and joint ventures		334,198	312,390
Finance income (expenses)
Finance income		762,413	880,314
Finance expenses		(1,865,100)	(2,367,868)
Finance income (expenses)		(1,102,687)	(1,487,554)
Profit before taxes		(2,939,977)	(1,846,669)
Social contribution		(213,673)	(168,728)
Income tax		(560,310)	(434,901)
Total income tax and social contributions		(773,982)	(603,629)
Profit for the year		2,165,995	1,243,040
Profit attributable to the owners of the Company		2,058,040	1,179,750
Profit attributable to noncontrolling interests		R$ 107,955	R$ 63,292
Basic earnings per share attributable to owners of the Company (in R$ per shares):		R$ 2.02	R$ 1.16
Diluted earnings per share attributable to owners of the Company (in R$ per shares):		R$ 2.01	R$ 1.16
Reclassification For Presentation Purposes [Member]
DisclosureOfPresentationOfConsolidatedFinancialStatementsLineItems [Line Items]
Net operating revenue
Cost of electric energy services
Cost of electric energy
Cost of operation
Cost of services rendered to third parties
Gross profit
Operating expenses
Sales expenses
General and administrative expenses
Other Operating Expense
Income from electric energy services
Equity interests in subsidiaries, associates and joint ventures
Finance income (expenses)
Finance income
Finance expenses
Finance income (expenses)
Profit before taxes
Social contribution
Income tax
Total income tax and social contributions
Other Operating Costs [Member]
Cost of electric energy services
Cost of operation	R$ (1,615,893)	(1,496,127)	(1,627,350)
Other Operating Costs [Member] | Originally Disclosed [Member]
Cost of electric energy services
Cost of operation
Other Operating Costs [Member] | Reclassification For Presentation Purposes [Member]
Cost of electric energy services
Cost of operation		(1,496,127)	(1,627,350)
Allowance For Doubtful Accounts [Member]
Operating expenses
Sales expenses		(169,259)	(155,097)
Allowance For Doubtful Accounts [Member] | Originally Disclosed [Member]
Operating expenses
Sales expenses		(169,259)	(155,097)
Allowance For Doubtful Accounts [Member] | Reclassification For Presentation Purposes [Member]
Operating expenses
Sales expenses
Other Sales Expenses [Member]
Operating expenses
Sales expenses		(434,665)	(429,732)
Other Sales Expenses [Member] | Originally Disclosed [Member]
Operating expenses
Sales expenses		(438,925)	(435,135)
Other Sales Expenses [Member] | Reclassification For Presentation Purposes [Member]
Operating expenses
Sales expenses		(4,260)	(5,403)
Other General And Administrative Expenses [Member]
Operating expenses
General and administrative expenses	(918,098)	(921,972)	(853,433)
Other General And Administrative Expenses [Member] | Originally Disclosed [Member]
Operating expenses
General and administrative expenses
Other General And Administrative Expenses [Member] | Reclassification For Presentation Purposes [Member]
Operating expenses
General and administrative expenses		(921,972)	(853,433)
Amortization of concession intangible assets [Member]
Operating expenses
Other Operating Expense		(286,858)	(286,215)
Amortization of concession intangible assets [Member] | Originally Disclosed [Member]
Operating expenses
Other Operating Expense
Amortization of concession intangible assets [Member] | Reclassification For Presentation Purposes [Member]
Operating expenses
Other Operating Expense		(286,858)	(286,215)
Other Operating Expenses [Member]
Operating expenses
Other Operating Expense		(198,569)	(152,279)
Other Operating Expenses [Member] | Originally Disclosed [Member]
Operating expenses
Other Operating Expense
Other Operating Expenses [Member] | Reclassification For Presentation Purposes [Member]
Operating expenses
Other Operating Expense		(198,569)	(152,279)
Depreciation And Amortization [Member]
Cost of electric energy services
Cost of operation	(1,278,272)	(1,237,627)	(1,143,795)
Operating expenses
Sales expenses		(4,260)	(5,403)
General and administrative expenses	R$ (109,132)	65,319	93,639
Depreciation And Amortization [Member] | Originally Disclosed [Member]
Cost of electric energy services
Cost of operation
Operating expenses
Sales expenses
General and administrative expenses
Depreciation And Amortization [Member] | Reclassification For Presentation Purposes [Member]
Cost of electric energy services
Cost of operation		(1,237,627)	(1,143,795)
Operating expenses
Sales expenses		(4,260)	(5,403)
General and administrative expenses		R$ (65,319)	R$ (93,639)